NATURE OF THE BUSINESS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Nature Of Business
Net Income (Loss) Attributable to Parent	$ 24,929	$ 14,765
Net Cash Provided by (Used in) Operating Activities	20,435	$ 17,597
Accumulated deficit	(173,164)		$ 173,200	$ (148,235)
Cash and Cash Equivalents, at Carrying Value	$ 28,632			$ 11,990